Provisions, income tax liabilities and other liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Gains/(losses) on financial assumptions	€ 268	€ 382	€ (201)
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(24)	(89)	155
Gains/(losses) on experience adjustments	26	149	21
Gains/(losses) on demographic assumptions	20	0	(7)
Gains/(losses) on financial assumptions	(70)	(238)	141
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(121)	5	13
Gains/(losses) on experience adjustments	76	331	(154)
Gains/(losses) on demographic assumptions	0	0	(67)
Gains/(losses) on financial assumptions	(197)	(326)	234
USA
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(22)	(148)	38
Gains/(losses) on experience adjustments	214	210	(131)
Gains/(losses) on demographic assumptions	(42)	0	7
Gains/(losses) on financial assumptions	(194)	(358)	162
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(115)	(133)	(7)
Gains/(losses) on experience adjustments	341	242	(118)
Gains/(losses) on demographic assumptions	(14)	63	(144)
Gains/(losses) on financial assumptions	€ (442)	€ (438)	€ 255